Investments in Joint Agreements - Information about Joint venture production exploration (Detail)	12 Months Ended
Dec. 31, 2023
Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Acambuco
Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Aguada de Castro and Aguada Pichana Oeste	[1]
Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana Este - Área Vaca Muerta	[1]
Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana Este - Residual
Aguarague [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Name of the JO	Aguaragüe
Bajada Añelo [member] | O&G Developments LTD [member]
Disclosure of joint operations [line items]
Name of the JO	Bajada Añelo
Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bajo del Toro
Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bandurria Sur
CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	CAM-2/A SUR
CAN-100 [member] | Equinor Argentina BV [Member]
Disclosure of joint operations [line items]
Name of the JO	CAN 100	[2]
CAN 102 [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	CAN 102
CAN 114 [Member] | Equinor Argentina AS [Member]
Disclosure of joint operations [line items]
Name of the JO	CAN 114
Campamento Central Canadon Perdido [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Campamento Central / Cañadón Perdido
Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Chachahuen
Consorcio CNQ7A [Member] | Pluspetrol Energy S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Consorcio CNQ 7/A
El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	El Orejano
El Tordillo [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Name of the JO	El Tordillo
La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	La Amarga Chica
La Calera [member] | Pluspetrol Energy S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	La Calera
La Tapera And Puesto Quiroga [Member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Name of the JO	La Tapera and Puesto Quiroga
Las Tacanas [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Las Tacanas
Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Lindero Atravesado
Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Loma Campana
Loma del Molle [member] | ExxonMobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Loma del Molle
Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Magallanes
MLO 123 [Member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	MLO 123
Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Narambuena	[2]
Pampa Yeguas I [member] | ExxonMobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Pampa Yeguas I
Ramos [Member] | Pluspetrol Energy S.A. [member]
Disclosure of joint operations [line items]
Name of the JO	Ramos
Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rincón del Mangrullo
Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rio Neuquén
San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	San Roque
Yacimiento La Ventana- Rio Tunuyan [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Yacimiento La Ventana - Río Tunuyán
JO [member] | Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Salta
Participation	22.50%
JO [member] | Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén	[1]
Participation	40.00%	[1]
JO [member] | Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén	[1]
Participation	16.90%	[1]
JO [member] | Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	27.27%
JO [member] | Aguarague [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Location	Salta
Participation	53.00%
JO [member] | Bajada Añelo [member] | O&G Developments LTD [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	40.00%
JO [member] | CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Tierra del Fuego
Participation	50.00%
JO [member] | CAN-100 [member] | Equinor Argentina BV [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf	[2]
Participation	35.00%	[2]
JO [member] | CAN 102 [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	50.00%
JO [member] | CAN 114 [Member] | Equinor Argentina AS [Member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	50.00%
JO [member] | Campamento Central Canadon Perdido [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	50.00%
JO [member] | Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%
JO [member] | Consorcio CNQ7A [Member] | Pluspetrol Energy S.A. [member]
Disclosure of joint operations [line items]
Location	La Pampa and Mendoza
Participation	50.00%
JO [member] | El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | El Tordillo [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	12.20%
JO [member] | La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Calera [member] | Pluspetrol Energy S.A. [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Tapera And Puesto Quiroga [Member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	12.20%
JO [member] | Las Tacanas [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	37.50%
JO [member] | Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén and Mendoza
Participation	50.00%
JO [member] | Loma del Molle [member] | ExxonMobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Santa Cruz, Tierra del Fuego and Argentine Continental Shelf
Participation	50.00%
JO [member] | MLO 123 [Member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Argentine Continental Shelf
Participation	37.50%
JO [member] | Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén	[2]
Participation	50.00%	[2]
JO [member] | Pampa Yeguas I [member] | ExxonMobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Ramos [Member] | Pluspetrol Energy S.A. [member]
Disclosure of joint operations [line items]
Location	Salta
Participation	42.00%
JO [member] | Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	33.33%
JO [member] | San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	34.11%
JO [member] | Yacimiento La Ventana- Rio Tunuyan [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%

[1]	On August 11, 2023, by Decree No. 1,529/2023, the Province of Neuquén approved the agreement for the exchange of interest in exploitation concessions between YPF, Total Austral S.A. and Pan American Energy LLC, through which YPF increased its interest in Aguada Pichana Oeste by 10% and reduced its interest in Aguada Pichana Este by 5.6%.
[2]	See Note 34.b).